Pro forma Summary of Operation (Detail) (GrubHub Holdings Inc, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
GrubHub Holdings Inc
Business Acquisition [Line Items]
Revenues	$ 80,027	$ 170,086	$ 118,854
Net income (loss)	$ 773	$ 4,160	$ (17,028)